Cost Method Investments (Details)		12 Months Ended
	May 25, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	May 25, 2022 USD ($)	May 25, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)
Cost Method Investments [Abstract]
Cost method investment	¥ 1,460,484				¥ 55,462,670	$ 209,701		¥ 600,000
Impairment charges		¥ 144,863,324	$ 20,453,122
Issued share capital, percentage	30.00%
Issued share capital, amount				¥ 0		$ 391,186	$ 3,050,000
Interest rate	19.00%					19.00%	19.00%